Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash generated from operating activities:
Net income for the year	$ 564.3	$ 67.8
Items not affecting cash:
Tax expense	347.7	183.8
Depreciation and amortization	441.2	428.0
Share-based compensation	61.3	19.3
Net finance expenses	19.4	148.7
Inventory adjustments	4.1	2.9
Amortization of deferred revenue and variable consideration	(75.0)	(70.5)
Pension and other employee benefit payments, net of accruals	5.3	11.9
Amortization of community agreements	12.4	13.7
Re-evaluation adjustment - environmental obligation	0.2	(3.5)
Write-down/loss on disposal of PP&E	3.5	27.4
Impairment reversal	(322.3)	0.0
Decommissioning and restoration payments	(1.7)	(2.1)
Other	(27.7)	(3.8)
Taxes paid	(268.4)	(132.5)
Operating cash flow before change in non-cash working capital	764.3	691.1
Change in non-cash working capital	(57.0)	(24.9)
Net cash flows from operating activities	707.3	666.2
Cash used in investing activities:
Acquisition of property, plant and equipment	(466.7)	(347.1)
Acquisition of intangibles	(2.8)	(1.8)
Community agreements	(17.5)	(9.1)
Grants received	0.7	3.1
Net purchase of investments	(61.8)	(3.2)
Change in restricted cash	0.8	0.8
Maturity of (investment in) short-term investments	40.0	(40.0)
Consideration received from sale of non-core project	14.9	0.0
Investment income received	24.0	14.4
Net cash flows from investing activities	(468.4)	(382.9)
Cash (used in) generated from financing activities:
Repayment of revolving credit facility	0.0	(100.0)
Repurchase of senior unsecured notes, net of discount	(102.1)	(81.9)
Copper Mountain non-controlling interest - acquisition payment	(6.0)	0.0
Equity and flow-through share issuance, net of issuance costs	26.8	398.0
Interest paid on long-term debt	(58.4)	(67.9)
Financing costs	(11.7)	(15.1)
Lease payments	(36.9)	(31.4)
Equipment financing payments	(20.2)	(10.2)
Gold prepayment repayments	0.0	(62.3)
Deferred Rosemont acquisition payment	0.0	(10.0)
Net payments on settlement of non-QP hedges	(3.4)	(7.9)
Net proceeds from exercise of stock options and warrants	3.1	4.4
Dividends paid	(5.6)	(5.5)
Net cash flows from financing activities	(214.4)	10.2
Effect of movement in exchange rates on cash	2.6	(1.5)
Net increase in cash and cash equivalents	27.1	292.0
Cash and cash equivalents, beginning of the year	541.8	249.8
Cash and cash equivalents, end of the year	$ 568.9	$ 541.8